Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Schedule of inventories
(In thousands)	December 31, 2014	December 31, 2015
ZQB	—	92
Online shopping mall inventories (note a)	—	229
Others	—	159
Total	—	480

Note a	online shopping mall inventoriesincludeXiaomi TV box, gaming discs etc.